INVESTMENTS - Held at fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments recognized at fair value
Maintained at fair value	R$ 1,447,150	R$ 1,418,659
AES Tiete
Investments recognized at fair value
Maintained at fair value	312,908	398,161
Coelce
Investments recognized at fair value
Maintained at fair value	244,042	270,825
Energisa S.A.
Investments recognized at fair value
Maintained at fair value	311,685	218,432
Companhia Energetica de Sao Paulo - CESP
Investments recognized at fair value
Maintained at fair value	134,146	133,709
Centrais Eletricas do ParA - CELPA
Investments recognized at fair value
Maintained at fair value	64,823	38,556
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Maintained at fair value	206,795	112,396
Companhia Energetica de Pernambuco - CELPE
Investments recognized at fair value
Maintained at fair value	21,108	18,258
Energisa MT
Investments recognized at fair value
Maintained at fair value	8,140
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Maintained at fair value	45,617	32,759
CGEEP
Investments recognized at fair value
Maintained at fair value	16,845	17,551
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Maintained at fair value	10,218	8,339
AES ELETROPAULO
Investments recognized at fair value
Maintained at fair value	8,494	34,264
EDP - Energias do Brasil S.A.
Investments recognized at fair value
Maintained at fair value	27,913	25,491
Others
Investments recognized at fair value
Maintained at fair value	R$ 47,817	R$ 109,918